Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]
Revenues [Abstract]
Equity income from investment in Cheniere Partners	$ 0	$ 0	$ 15,253
Revenues				199,933	199,052	265,251		256,361	[1]	269,233	[1]
Revenues—affiliate				2,206	2,140	2,940		8,137	[1]	14,655	[1]
Total revenues				202,139	201,192	268,191		264,498	[1]	283,888	[1]
Expenses
Operating and maintenance expense				54,686	52,751	59,957		36,292	[1]	22,652	[1]
Operating and maintenance expense—affiliate				14,307	23,534	29,304		18,540	[1]	13,719	[1]
Depreciation expense						57,486		57,788	[1]	57,883	[1]
Depreciation				43,821	43,150	57,486		57,498	[1]	57,883	[1]
Development expense				8,671	8,157	11,322		37,559	[1]	32,448	[1]
Development expense—affiliate				723	1,195	1,402		2,677	[1]	4,025	[1]
General and administrative expense	0	15	916	10,048	8,521	11,570		12,316	[1]	7,754	[1]
General and administrative expenses—affiliate	0	39	761	74,579	101,998	129,836		61,081	[1]	23,322	[1]
Total expenses	0	54	1,677	206,835	239,306	300,877		226,253	[1]	161,803	[1]
Income (loss) from operations				(4,696)	(38,114)	(32,686)		38,245	[1]	122,085	[1]
Other income (expense)
Interest expense, net				(130,943)	(134,806)	(178,400)		(171,646)	[1]	(173,590)	[1]
Loss on early extinguishment of debt				(114,335)	(80,510)	(131,576)		(42,587)	[1]	0	[1]
Derivative gain (loss), net				(89,286)	55,706	83,448		58	[1]	(2,251)	[1]
Other				63	873	1,097		499	[1]	196	[1]
Total other income (expense)				(334,501)	(158,737)	(225,431)		(213,676)	[1]	(175,645)	[1]
Net income (loss)	0	(54)	13,576	(339,197)	(196,851)	(258,117)		(175,431)	[1]	(53,560)	[1]
Net loss attributable to Creole Trail Pipeline Business				0	(18,150)	(18,150)		(25,295)	[1]	(22,541)	[1]
Net loss attributable to partners				$ (339,197)	$ (178,701)	$ (239,967)		$ (150,136)	[1]	$ (31,019)	[1]
Basic and diluted net income (loss) per common share / unit	$ 0.00	$ 0.00	$ 0.06	$ (0.83)	$ (0.01)	$ (0.03)	[2]	$ 0.27	[1],[2]	$ 1.23	[1],[2]
Weighted average number of shares / units outstanding—basic and diluted	0	231,700	231,700	57,079	53,277	54,235		33,470	[1]	27,910	[1]
Cash dividends declared per common share	$ 0.000		$ 0.055

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.
[2]	See Note 16—”Net Income (Loss) per Common Unit” in our Notes to Consolidated Financial Statements for an adjusted net income (loss) per common unit that includes pre-acquisition date net losses of the Creole Trail Pipeline Business.